COSTS OF SERVICES AND GENERAL AND ADMINISTRATIVE COSTS - Summary of Operating Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Costs of services	£ 11,404	£ 12,290	£ 12,326
General and administrative costs	1,764	1,126	1,988
Costs of services and general and administrative costs	13,168	13,416	14,314
Costs of services and general and administrative costs include:
Staff costs (note 5)	7,083	7,761	8,137
Establishment costs	420	472	516
Media pass-through costs	2,543	2,523	2,174
Other costs of services and general and administrative costs	3,122	2,660	3,487
Other pass-through costs	831	859	811
Goodwill impairment (note 11)	641	237	63
Amortisation and impairment of acquired intangible assets	61	93	728
Other impairment charges	5	26	18
Restructuring and transformation costs	68	251	196
Property-related restructuring costs	127	26	232
Gains on disposal of investments and subsidiaries	(6)	(322)	(7)
Legal provision charges/(gains)	£ 43	£ 68	£ (11)